Intangible Assets - Changes in Goodwill by Business Segment (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	¥ 272,006	¥ 396,279
Acquisitions	10,986
Impairment losses	0	(126,151)	¥ 0
Exchange differences	21,572	1,878
Carrying amount, ending balance	304,564	272,006	396,279
Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	314,404	501,301
Carrying amount, ending balance	346,962	314,404	501,301
Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	(42,398)	(105,022)
Carrying amount, ending balance	(42,398)	(42,398)	(105,022)
Retail Business Unit [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	61,952	61,952
Carrying amount, ending balance	61,952	61,952	61,952
Retail Business Unit [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	61,952	61,952
Carrying amount, ending balance	61,952	61,952	61,952
Global Business Unit [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	197,376	4,977
Acquisitions	10,986
Transfer of Business Segment		190,986
Exchange differences	21,572	1,413
Carrying amount, ending balance	229,934	197,376	4,977
Global Business Unit [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	197,376	4,977
Carrying amount, ending balance	229,934	197,376	4,977
Head Office Account and Others [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	12,678	329,350
Transfer of Business Segment		(190,986)
Impairment losses		(126,151)
Exchange differences		465
Carrying amount, ending balance	12,678	12,678	329,350
Head Office Account and Others [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	55,076	434,372
Carrying amount, ending balance	55,076	55,076	434,372
Head Office Account and Others [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	(42,398)	(105,022)
Carrying amount, ending balance	¥ (42,398)	¥ (42,398)	¥ (105,022)